Fees and Expenses - Franklin Gold and Precious Metals VIP Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin Gold and Precious Metals VIP Fund		Class 1	Class 2
Management Fees (as a percentage of Assets)		0.55%	0.55%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):	[1]	0.17%	0.17%
Expenses (as a percentage of Assets)		0.72%	0.97%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.70%	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Other expenses are estimated based on the expenses the Fund expects to incur for the current fiscal year and include 0.04% of non-recurring costs related to commencement of the Fund’s operations. Actual expenses may differ from estimates.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.70% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin Gold and Precious Metals VIP Fund - USD ($)	Class 1	Class 2
Expense Example, with Redemption, 1 Year	$ 72	$ 97
Expense Example, with Redemption, 3 Years	$ 229	$ 307

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.